STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
General and administrative expenses	$ 908,357	$ 122,934	$ 1,293,488	$ 416,559	$ 541,229	$ 166,644
Loss from operations	(908,357)	(122,934)	(1,293,488)	(416,559)	(541,229)	(166,644)
Other income
Interest earned on marketable securities held in Trust Account	343,491	526,853	2,641,366	697,289	1,684,555
Total other income, net	352,302	526,853	2,170,177	697,289	1,684,555
Income (loss) before provision for income taxes	(556,055)	403,919	876,689	280,730	1,143,326	(166,644)
Provision for income taxes	(90,037)	(99,588)	(719,832)	(117,471)	(421,211)
Net (loss) income	$ (646,092)	$ 304,331	$ 156,857	$ 163,259	$ 722,115	$ (166,644)
Common stock subject to possible redemption
Other income
Basic weighted average shares outstanding	2,510,512	11,500,000	7,482,720	11,500,000	11,500,000	882,192
Diluted weighted average shares outstanding	2,510,512	11,500,000	7,482,720	11,500,000	11,500,000	882,192
Basic net income (loss) per common share	$ (0.07)	$ 0.03	$ 0.13	$ 0.02	$ 0.07	$ 2.78
Diluted net income (loss) per common share	$ (0.07)	$ 0.03	$ 0.13	$ 0.02	$ 0.07	$ 2.78
Non-redeemable common stock
Other income
Basic weighted average shares outstanding	3,336,500	3,336,500	3,336,500	3,336,500	3,336,500	2,564,170
Diluted weighted average shares outstanding	3,336,500	3,336,500	3,336,500	3,336,500	3,336,500	2,564,170
Basic net income (loss) per common share	$ (0.14)	$ 0.00	$ (0.24)	$ (0.02)	$ (0.02)	$ (1.02)
Diluted net income (loss) per common share	$ (0.14)	$ 0.00	$ (0.24)	$ (0.02)	$ (0.02)	$ (1.02)